UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-05029

Name of Fund:	Legg Mason Income Trust, Inc.

Fund Address:	100 Light Street
Baltimore, MD 21202

Name and address of agent for service:
Gregory T. Merz, Vice President
Legg Mason Income Trust, Inc.
100 Light Street, 23rd Floor
Baltimore, MD 21202

Registrant’s telephone number, including area code:
1-800-368-2558

Date of fiscal year end:
12/31/2005

Date of reporting period:
07/01/2004 – 06/30/2005

Item 1 – Proxy Voting Record:

Item 1 – Proxy Voting Record – Legg Mason U.S. Government Intermediate-Term Portfolio, Legg Mason Investment Grade Income Portfolio, Legg Mason Core Bond Fund, and Legg Mason U.S. Government Money Market Portfolio held no voting securities during the period covered by this report.  No records are attached.

The Proxy Voting Record for Legg Mason High Yield Portfolio is attached.

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Income Trust, Inc.

By:	/s/ Mark R. Fetting

Mark R. Fetting,
President of Legg Mason Income Trust, Inc.

Date:	August 25, 2005